CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income (loss) for the year		R$ (10,714,935)	R$ (2,814,742)	R$ 319,814
Adjustment to
Depreciation, depletion and amortization (Notes 27 and 30)	[1]	6,565,441	7,898,775	1,563,223
Amortization of right of use (Note 19.1)		186,768	154,217
Sublease of ships		(35,841)
Interest expense on lease liabilities		397,746	226,103
Results from sale, disposals and provision for losses (impairment) of property, plant and equipment and biological assets, net (Note 30)		(53,807)	77,930	13,580
Income (loss) from associates and joint ventures (Note 14.2)		(36,142)	(31,993)	(7,576)
Exchange rate and monetary variations, net (Note 27)		12,530,891	1,964,927	1,446,207
Interest expenses with financing, loans and debentures, net (Note 27)		3,286,254	3,363,019	872,208
Premium expenses with repurchase of bonds (Note 27)		391,390
Capitalized interest (Note 27)		(10,636)	(4,213)
Accrual of interest on marketable securities		(94,868)	(392,018)	(127,037)
Amortization of fundraising costs (Notes 27)		101,741	185,807	44,499
Derivative (gains) losses, net (Note 27)		9,422,682	1,075,252	2,735,196
Fair value adjustment of biological assets (Note 13)		(466,484)	(185,399)	129,187
Deferred income tax and social contribution expenses (Note 12.3)		(7,109,120)	(1,528,571)	(741,084)
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis) (note 9)			(128,115)
Interest on employee benefits (Note 21.2)		53,092	44,496	35,920
Provision for (reversal of) judicial liabilities, net (Note 20.1)		1,288	26,807	13,285
Allowance for doubtful accounts, net (Note 7.3)		6,022	(12,286)	6,450
Provision for (reversal of) inventory losses, net (Note 8.1)		65,675	107,269	(25,096)
Provision for loss of ICMS credits, net (Note 9.1)		(82,293)	129,283
Impairment of non-financial assets (Note 16.1)		45,435
Other		35,451	(56,517)	235,081
Decrease (increase) in assets
Trade accounts receivables		884,451	991,476	(186,026)
Inventories		651,203	873,420	(622,151)
Recoverable taxes		659,930	241,934	50,960
Other assets		54,651	(26,478)	(12,720)
Increase (decrease) in liabilities
Trade accounts payables		140,480	(1,555,697)	1,473
Taxes payable		47,212	240,871	432,603
Payroll and charges		92,278	(234,948)	(100,124)
Other liabilities		(266,546)	(62,294)	225,616
Cash provided by operations, net		16,749,409	10,568,315	6,303,488
Payment of interest with financing, loans and debentures (Note 18.2)		(3,244,949)	(2,977,957)	(806,758)
Payment of premium with repurchase of bonds (Note 18.2)		(378,381)
Interest received from marketable securities		186,853	377,804
Payment of income taxes		(188,296)	(391,725)	(327,282)
Cash provided by operating activities		13,124,636	7,576,437	5,169,448
INVESTING ACTIVITIES
Additions to property, plant and equipment (Note 15)		(1,503,255)	(2,001,674)	(1,251,486)
Additions to intangible assets (Note 16)		(2,307)	(17,715)	(7,217)
Additions to biological assets (Note 13)		(3,392,298)	(2,849,038)	(1,164,995)
Proceeds from sale of property, plant and equipment		183,504	198,644	95,481
Increase of capital in subsidiaries and associates (Note 14.3)			(45,856)
Marketable securities, net		3,841,493	19,378,893	(19,340,022)
Advance for acquisition of wood from operations with development		135,693	(355,447)	1,402
Acquisition of subsidiaries, net cash			(26,002,540)	(294,473)
Dividends received		753
Other investments			(286)
Cash (used) in investing activities, net		(736,417)	(11,695,019)	(21,961,310)
FINANCING ACTIVITIES
Proceeds from loans, financing and debentures (Note 18.2)		14,761,796	18,993,837	25,645,822
Payment of derivative transactions (note 4.5.4)		(4,465,640)	(135,449)	(1,586,415)
Payment of loans, financing and debentures (note 18.2)		(19,092,810)	(13,994,708)	(3,738,577)
Payment of leases (note 19.2)		(824,245)	(645,071)
Payment of dividends			(606,632)	(210,205)
Sale of treasury shares to meet stock-based compensation plan			(879)	8,514
Liabilities for assets acquisitions and subsidiaries		(164,240)	(479,480)	(84,090)
Other financing			10,191
Cash provided (used) by financing activities		(9,785,139)	3,141,809	20,035,049
EXCHANGE VARIATION ON CASH AND CASH EQUIVALENTS		982,850	(161,553)	67,433
Increase (reduction) in cash and cash equivalents, net		3,585,930	(1,138,326)	3,310,620
Cash and cash equivalents at the beginning for the year		3,249,127	4,387,453	1,076,833
Cash and cash equivalents at the end for the year		6,835,057	3,249,127	4,387,453
Increase (reduction) in cash and cash equivalents, net		R$ 3,585,930	R$ (1,138,326)	R$ 3,310,620

[1]	In the year ended December 31, 2019 includes the full amortization of the inventories step up, resulting from the business combination with Fibria, in the amount of R$2,178,903.